As filed with the Securities and Exchange Commission on April 25, 2012

Registration Nos. 333-95849 and 811-09805

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Post-Effective Amendment No. 31	x
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 32	x

PRUDENTIAL INVESTMENT PORTFOLIOS 3

(Exact name of Registrant as Specified in Charter)

GATEWAY CENTER THREE
100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077
(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521
Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

¨ immediately upon filing pursuant to paragraph (b) ¨ 60 days after filing pursuant to paragraph (a)(1) ¨ 75 days after filing pursuant to paragraph (a)(2)	X on May 4, 2012 pursuant to paragraph (b) ¨ on pursuant to paragraph (a)(1) ¨ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 31 to the Registration Statement for Prudential Investment Portfolios 3 (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No. 30, which was filed pursuant to Rule 485(a)(1) on February 16, 2012. PEA No. 30 was initially scheduled to become effective on April 27, 2012. Accordingly, the contents of PEA No. 30 consisting of Part A, Part B, and Part C, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 25th day of April, 2012.

PRUDENTIAL INVESTMENT PORTFOLIOS 3
By:	/s/ Stuart S. Parker
Stuart S. Parker President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Kevin J. Bannon	Director
*Linda W. Bynoe	Director
*Michael S. Hyland	Director
*Douglas H. McCorkindale	Director
*Stephen P. Munn	Director
*Richard A. Redeker	Director
* Stuart S. Parker	Director and President-Principal Executive Officer
*Robin B. Smith	Director
*Stephen Stoneburn	Director
*Grace C. Torres	Treasurer & Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	April 25, 2012

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Kathryn C. Quirk, John P. Schwartz, Andrew R. French, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the U.S. Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories.  The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.  The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Kevin J. Bannon Kevin J. Bannon
/s/ Scott E. Benjamin Scott E. Benjamin
/s/ Linda W. Bynoe Linda W. Bynoe
/s/ Michael S. Hyland Michael S. Hyland
/s/ Douglas H. McCorkindale Douglas H. McCorkindale
/s/ Stephen P. Munn Stephen P. Munn
/s/ Stuart S. Parker Stuart S. Parker
/s/ Richard A. Redeker Richard A. Redeker
/s/Robin B. Smith Robin B. Smith
/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Grace C. Torres Grace C. Torres

Dated: March 7, 2012